UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-21824)

Mount Vernon Securities Lending Trust
(Exact name of registrant as specified in charter)

800 Nicollet Mall
Minneapolis, MN 55402
(Address of principal executive offices) (Zip code)

Charles D. Gariboldi, Jr., Treasurer
800 Nicollet Mall, BC-MN-H05O
Minneapolis, MN 55402
(Name and address of agent for service)

(800) 677-3863
Registrant's telephone number, including area code

Date of fiscal year end: 12/31/09

Date of reporting period:  3/31/09

The Registrant is filing this amendment to its Form N-Q for the period ended March 31, 2009, originally filed with the Securities and Exchange Commission on May 27, 2009, (Accession Number 0000894189-09-001606) to revise the schedule of investments footnote º of Mount Vernon Securities Lending Trust Prime Portfolio because disclosure was inadvertently omitted from the footnote in the original filing. The sole purpose of this amendment is to include such omitted information. Other than the aforementioned revision, this Form N-Q/A does not reflect events occurring after the filing of the original Form N-Q, or modify or update the disclosures therein.

Item 1. Schedule of Investments.

Schedule of INVESTMENTS March 31, 2009 (unaudited), all dollars are rounded to thousands (000)
Mount Vernon Securities Lending Trust Prime Portfolio

DESCRIPTION		PAR	VALUEs

Floating Rate Corporate Notes r - 37.8%
Bank of Nova Scotia
1.648%, 04/09/2009 ■		$50,000	$50,000
BP Capital Markets
1.433%, 06/11/2009		50,000	50,000
Commonwealth Bank
1.434%, 05/05/2009 ■		50,000	50,000
Credit Suisse
0.483%, 04/01/2009		50,000	50,000
Goldman Sachs
0.613%, 04/23/2009 ∞		50,000	50,000
Hartford Life Global Funding
0.847%, 04/01/2009 ∞		75,000	75,000
HSBC
1.560%, 04/14/2009		50,000	50,000
ING
1.496%, 06/26/2009 ■		100,000	100,000
MetLife Global Funding
1.635%, 04/13/2009 ■∞		150,000	150,000
National Australia Bank ■
1.507%, 06/08/2009		50,000	50,000
1.507%, 06/08/2009		75,000	75,000
PRICOA Global Funding ■ ∞
1.521%, 05/13/2009		50,000	50,000
1.592%, 06/25/2009		75,000	75,000
Svenska Handelsbaken
1.643%, 04/06/2009 ■		46,000	46,000
Toyota Motor Credit
0.660%, 04/01/2009		50,000	50,000
0.660%, 04/01/2009		50,000	50,000
Wachovia
1.655%, 04/06/2009		79,000	79,000
Wells Fargo Bank
0.913%, 04/01/2009		125,000	125,000
Westpac Bank
1.503%, 06/04/2009 ■		75,000	75,000
Total Floating Rate Corporate Notes
(Cost $1,300,000)			1,300,000

Commercial Paper - 20.4%
Asset-Backed - 15.3%
Atlantic Asset Securitization
0.500%, 04/13/2009		75,000	74,987
Bryant Park Funding
0.500%, 04/15/2009		37,500	37,493
Chariot Funding
0.300%, 04/09/2009		75,000	74,995
Fairway Finance
0.650%, 06/08/2009		50,000	49,939
Liberty Street Funding
0.270%, 04/01/2009		75,000	75,000
Ranger Funding
0.700%, 06/08/2009		38,070	38,020
Sheffield Receivables
0.500%, 04/13/2009		75,000	74,988
Starbird Funding
0.700%, 04/22/2009		65,000	64,973
Thunder Bay Funding
0.300%, 04/06/2009		34,007	34,006
Total Asset-Backed			524,401

Non-Asset-Backed - 5.1%
Calyon
0.720%, 05/06/2009		75,000	74,947
Danske Bank
1.423%, 04/17/2009 r■		100,000	100,000
Total Non-Asset-Backed			174,947
Total Commercial Paper
(Cost $699,348)			699,348

Certificates of Deposit - 20.1%
Abbey National Treasury Services
1.581%, 05/13/2009		50,000	50,000
Bank of Scotland
1.446%, 05/06/2009		34,000	34,000
Barclays Bank
1.118%, 04/06/2009 r		50,000	50,000
BNP Paribas
0.963%, 04/01/2009 r		100,000	100,000
Deutsche Bank
1.457%, 06/22/2009		100,000	100,000
Natixis
1.163%, 04/01/2009 r		118,000	118,000
Royal Bank of Canada
1.735%, 04/01/2009 r		90,000	90,000
Societe Generale
0.820%, 05/22/2009		75,000	75,000
Westpac Bank
1.551%, 05/20/2009 r		75,000	75,000
Total Certificate of Deposit
(Cost $692,000)			692,000

Repurchase Agreements - 14.4%
Citigroup
0.363%, dated 03/31/2009, matures 04/01/2009, repurchase price $50,001
(collateralized by various securities: Total market value $51,221)		50,000	50,000
Credit Suisse
0.180%, dated 03/31/2009, matures 04/01/2009, repurchase price $35,000
(collateralized by various securities: Total market value $35,702)		35,000	35,000
Deutsche Bank
0.200%, dated 03/31/2009, matures 04/01/2009, repurchase price $200,001
(collateralized by various securities: Total market value $204,000)		200,000	200,000
ING
0.260%, dated 03/31/2009, matures 4/01/2009, repurchase price $211,402
(collateralized by various securities: Total market value $215,678)		211,400	211,400
Total Repurchase Agreements
(Cost $496,400)			496,400

Money Market Funds - 5.0%		SHARES
DWS Institutional Fund		102,899,999	102,900
Goldman Sachs Prime Obligations Fund		67,740,266	67,740
Total Money Market Funds
(Cost $170,640)			170,640

Other Investment - 0.1%
Support Agreement with Affiliate ☑●
(Cost $0)			2,088

Total Investments ө - 97.8%
(Cost $3,358,388)			3,360,476
Other Assets and Liabilities, Net º - 2.2%			76,166
Total Net Assets - 100.0%			$3,436,642

s
Investment securities held (except for money market funds) are stated at amortized cost, which approximates market value.  Under the amortized cost method, any discount or premium is amortized ratably to the expected maturity of the security and is included in interest income.  In accordance with Rule 2a-7 of the Investment Company Act of 1940, the market values of the securities held in the portfolio are determined at least once per week using prices supplied by the portfolio's independent pricing service.  These values are then compared to the securities' amortized cost.  If the advisor concludes that the price obtained from the pricing service is not reliable or if the pricing service does not provide a price for a security, the advisor will use the fair value of the security for purposes of this comparison, which will be determined pursuant to procedures approved by the portfolio's board of trustees.  If the difference between the aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeds 0.25%, the portfolio's administrator will notify the portfolio's board of trustees and will monitor the deviation on a daily basis.  If the difference exceeds 0.50%, a meeting of the board of trustees will be convened and the board will determine what action, if any, to take.

During the period ended March 31, 2009, the difference between aggregate market price and aggregate amortized cost of all securities held by the portfolio exceeded 0.25%. As a result, an affiliate of the portfolio's investment advisor entered into an agreement with the portfolio designed to help prevent such differences from exceeding 0.50%, thereby allowing the price at which the portfolio shares are purchased and redeemed to remain at $1.00 per share.  See footnote  ☑.

r	Variable Rate Security - The rate shown is the rate in effect as of March 31, 2009. The date shown is the next reset date.
■
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of March 31, 2009, the value of these investments was $821,000 or 23.9% of total net assets.

∞
Illiquid Security - A security is considered illiquid if it may not be sold or disposed of in the ordinary course of business within seven days at approximately the price at which it is valued.  As of March 31, 2009, the value of these investments was $400,000 or 11.6% of total net assets.  For so long as the portfolio holds illiquid securities representing 10% or more of its total net assets, the portfolio may not purchase additional illiquid securities.

☑
An affiliate of the advisor has entered into a support agreement with the portfolio that would prevent any losses realized on the portfolio's receivable for its Primary Fund redemption proceeds (up to a maximum loss on such receivable of 5%) from causing the portfolio’s net asset value per share to drop below $1.00.

●	Non-income producing security.
ө
On March 31, 2009, the cost of investments for federal income tax purposes was approximately $3,358,388.  The approximate aggregate gross unrealized appreciation and depreciation of investments, based on this cost, were as follows:

Gross unrealized appreciation	$ 2,088
Gross unrealized depreciation	—
Net unrealized appreciation	$ 2,088
º
Includes a $73,025 receivable for securities sold which represents the net realizable value determined through a fair-value estimation of the remaining proceeds from the portfolio’s redemption, at a net asset value of $1.00 per share, of 557,000,000 shares of the Primary Fund, a series of The Reserve Fund (the “Primary Fund”).  Subsequent to such redemption, the Primary Fund’s net asset value per share dropped below $1.00 and the Securities and Exchange Commission granted an order permitting the Primary Fund to postpone the payment of redemption proceeds.  The Primary Fund is in the process of liquidating its assets.  From redemption date through March 31, 2009, the portfolio received partial redemption proceeds of $476,694.  The timing and amount of future payments that the portfolio may receive is uncertain.  On April 17, 2009, the portfolio received an additional payment from the Primary Fund of $25,034. The value of the outstanding portion of the receivable is supported by an agreement between the portfolio and an affiliate of the portfolio's investment advisor, as described in footnote ☑.

Summary of Fair Value Exposure

The portfolio adopted Statement of Financial Accounting Standard No. 157, Fair Value Measurements ("FAS 157") on January 1, 2008.
FAS 157 requires the portfolio to classify its securities based on valuation method, using the following three levels:

Level 1 - Quoted prices in active markets for identical securities. Generally, the types of securities included within Level 1 of the portfolio are investments in publicly traded mutual funds with quoted prices.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, with similar interest rates, prepayment speeds, credit risk, etc.). Generally, the types of securities included in Level 2 of the portfolio are certain money market instruments, including those instruments valued at amortized cost pursuant to Rule 2a-7. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Level 3 - Significant unobservable inputs (including the portfolio's own assumptions in determining the fair value of investments).
Generally, the types of securities included in Level 3 of the portfolio are securities for which there are limited or no observable fair value inputs available, and as such the fair value is determined through independent broker quotations or management's fair value procedures established by the Board of Trustees. Some of the factors which may be considered in determining fair value are fundamental analytical data relating to the investment; the nature and duration of any restrictions on disposition (trading in similar securities of the same issuer or comparable companies); information from broker-dealers; and/or an evaluation of the forces that influence the market in which the securities are purchased and sold.

The valuation levels are not necessarily an indication of the risk associated with investing in these securities. Industry implementation has just begun and it may be some period of time before industry practices become more uniform. For this reason, care should be exercised in interpreting this information and/or using it for comparison with other mutual funds.

As of March 31, 2009, the portfolio's investments in securities were classified as follows:

			Investments
			in
			Securities
Level 1 - Quoted prices in active markets for identical assets			$ 170,640
Level 2 - Other significant observable inputs			3,187,748
Level 3 - Significant unobservable inputs			2,088
Total			$ 3,360,476

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
			Investments
			in
			Securities
Balance as of December 31, 2008			$ 36,702
Accrued discounts/ premiums			—
Realized gain (loss)			—
Change in net unrealized appreciation (depreciation)			(34,614)
Net purchases (sales)			—
Transfers in and/or out of Level 3			—
Balance as of March 31, 2009			$ 2,088

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Mount Vernon Securities Lending Trust

By:	/s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:	July 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Thomas S. Schreier, Jr.
Thomas S. Schreier, Jr.
President

Date:	July 20, 2009

By:	/s/Charles D. Gariboldi, Jr.
Charles D. Gariboldi, Jr.
Treasurer

Date:	July 20, 2009